Schedule of investments
Delaware Ivy VIP Limited-Term Bond
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	266,501	$ 246,737
GNMA Series 2012-39 PA 2.00% 3/16/42	332,662	307,343
Total Agency Collateralized Mortgage Obligations (cost $601,729)		554,080

Agency Commercial Mortgage-Backed Securities — 11.98%
FREMF Mortgage Trust
Series 2013-K30 C 144A 3.67% 6/25/45 #, •	1,000,000	984,236
Series 2013-K31 C 144A 3.747% 7/25/46 #, •	2,000,000	1,973,525
Series 2013-K33 B 144A 3.611% 8/25/46 #, •	1,009,000	994,962
Series 2013-K33 C 144A 3.611% 8/25/46 #, •	1,250,000	1,230,078
Series 2013-K35 B 144A 4.067% 12/25/46 #, •	1,270,000	1,255,576
Series 2015-K47 B 144A 3.709% 6/25/48 #, •	1,170,000	1,115,341
Series 2016-K723 B 144A 3.69% 11/25/23 #, •	3,500,000	3,433,338
Series 2016-K723 C 144A 3.69% 11/25/23 #, •	7,370,000	7,190,548
Series 2017-K724 C 144A 3.611% 12/25/49 #, •	600,000	581,890
Series 2017-K728 B 144A 3.767% 11/25/50 #, •	5,650,000	5,467,307
Series 2017-K729 B 144A 3.799% 11/25/49 #, •	1,900,000	1,821,051
Series 2017-KF33 B 144A 5.103% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	414,873	420,046
Series 2017-KF39 B 144A 5.053% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	297,733	295,163
Series 2017-KF40 B 144A 5.253% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	484,433	477,190
Series 2017-KSW2 B 144A 5.203% (LIBOR01M + 2.65%, Floor 2.65%) 5/25/27 #, •	704,196	702,783
Series 2018-K732 B 144A 4.189% 5/25/25 #, •	225,000	215,266
Series 2018-KF46 B 144A 4.503% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	490,022	477,493
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-KF47 B 144A 4.553% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	423,985	$ 418,407
Series 2018-KF48 B 144A 4.603% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	266,108	255,122
Series 2018-KF51 B 144A 4.403% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	840,716	827,143
Series 2019-KF60 B 144A 4.903% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	1,173,433	1,167,440
Series 2019-KF61 B 144A 4.753% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	489,466	485,692
Series 2019-KF68 B 144A 4.753% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	705,251	687,815
Series 2019-KF69 B 144A 4.853% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	818,819	814,399
Series 2019-KF70 B 144A 4.853% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	388,334	385,185
Series 2019-KF73 B 144A 5.003% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	1,044,218	1,035,658
Series 2020-KF74 B 144A 4.703% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	629,284	623,457
Series 2020-KF75 B 144A 4.803% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	562,674	531,330
Total Agency Commercial Mortgage-Backed Securities (cost $36,933,577)		35,867,441

Agency Mortgage-Backed Security — 0.08%
Freddie Mac S.F. 20 yr 4.50% 8/1/30	230,287	224,490
Total Agency Mortgage-Backed Security (cost $242,018)		224,490

Collateralized Debt Obligations — 7.29%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 3.682% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	2,000,000	1,916,988
Bethpage Park CLO Series 2021-1A A 144A 3.642% (LIBOR03M + 1.13%, Floor 1.13%) 1/15/35 #, •	600,000	574,760
NQ-IV082 [9/22] 11/22 (2605230)    1

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
BlueMountain CLO XXX Series 2020-30A AR 144A 3.698% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	$ 953,599
Canyon CLO Series 2020-1A AR 144A 3.692% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	2,200,000	2,115,601
CIFC Funding Series 2022-2A A1 144A 3.873% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	2,000,000	1,910,698
Dryden 77 CLO Series 2020-77A AR 144A 4.104% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	1,100,000	1,049,022
Dryden 83 CLO Series 2020-83A A 144A 3.96% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	1,935,000	1,886,553
Galaxy XXI CLO Series 2015-21A AR 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, •	2,000,000	1,956,000
KKR CLO 41Series 2022-41A A1 144A 2.821% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,892,810
Octagon Investment Partners 48 Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,000,000	1,904,296
Regatta XIX Funding Series 2022-1A A1 144A 2.399% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,914,192
Sound Point CLO XXV Series 2019-4A A1R 144A 3.821% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,925,658
Venture 42 CLO Series 2021-42A A1A 144A 3.642% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	415,000	394,247
Voya CLO Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	1,500,000	1,441,986
Total Collateralized Debt Obligations (cost $22,650,471)		21,836,410

	Principalamount°	Value (US $)
Corporate Bonds — 62.53%
Banking — 12.58%
Ally Financial
1.45% 10/2/23	3,060,000	$ 2,955,560
5.80% 5/1/25 *	2,150,000	2,161,460
Bank of America
0.523% 6/14/24 μ	825,000	797,021
1.843% 2/4/25 μ	675,000	641,882
2.551% 2/4/28 μ	1,075,000	936,299
4.00% 1/22/25	1,000,000	968,758
4.125% 1/22/24	1,000,000	992,553
4.20% 8/26/24	1,325,000	1,304,423
Citigroup
2.014% 1/25/26 μ	1,275,000	1,172,660
3.07% 2/24/28 μ	215,000	191,868
3.50% 5/15/23	1,510,000	1,499,783
5.50% 9/13/25	1,000,000	999,490

Discover Bank 2.45% 9/12/24	1,850,000	1,751,371
Goldman Sachs Group
3.714% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,257,441
3.85% 7/8/24	1,500,000	1,467,126
4.25% 10/21/25	2,500,000	2,415,646
JPMorgan Chase & Co.
0.653% 9/16/24 *, μ	1,000,000	954,103
3.875% 9/10/24	847,000	829,059

Mitsubishi UFJ Financial Group 0.848% 9/15/24 μ	1,500,000	1,431,303
Mizuho Financial Group 0.849% 9/8/24 μ	1,800,000	1,719,662
Morgan Stanley
2.475% 1/21/28 μ	165,000	144,388
3.125% 7/27/26	3,607,000	3,325,904
3.70% 10/23/24	1,350,000	1,316,851
4.666% 5/31/23 •	300,000	299,778

National Bank of Canada 2.10% 2/1/23	1,400,000	1,386,197
PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ	155,000	144,150
Svenska Handelsbanken 144A 0.625% 6/30/23 #	1,500,000	1,456,277
Toronto-Dominion Bank 4.108% 6/8/27 *	2,520,000	2,379,162
US Bancorp 2.375% 7/22/26	844,000	772,278
		37,672,453
Basic Industry — 1.35%
Celanese US Holdings
6.05% 3/15/25	140,000	136,892
6.165% 7/15/27	525,000	497,530

2    NQ-IV082 [9/22] 11/22 (2605230)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

DuPont de Nemours 4.205% 11/15/23	800,000	$ 795,501
Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	1,254,645
Mosaic
3.25% 11/15/22	774,000	773,107
4.25% 11/15/23	250,000	248,107

Nucor 3.95% 5/23/25	345,000	334,750
		4,040,532
Brokerage — 0.55%
Brookfield Finance 4.00% 4/1/24	1,150,000	1,133,180
LSEGA Financing 144A 0.65% 4/6/24 #, *	540,000	505,739
		1,638,919
Capital Goods — 5.81%
Avery Dennison 0.85% 8/15/24	375,000	347,363
Boeing
2.20% 10/30/22	2,000,000	1,993,522
2.80% 3/1/23	2,250,000	2,234,492

CNH Industrial Capital 1.95% 7/2/23	1,550,000	1,517,733
General Electric 5.012% 1/1/24	364,774	364,237
L3Harris Technologies 3.832% 4/27/25	775,000	748,621
Lennox International 1.35% 8/1/25	2,150,000	1,920,375
Parker-Hannifin
3.65% 6/15/24	1,430,000	1,399,671
4.25% 9/15/27	1,070,000	1,020,836

Republic Services 0.875% 11/15/25 *	1,800,000	1,584,040
Roper Technologies 1.00% 9/15/25	1,400,000	1,243,884
Teledyne Technologies 0.95% 4/1/24	1,385,000	1,294,223
Waste Management 0.75% 11/15/25	1,955,000	1,727,544
		17,396,541
Communications — 5.60%
American Tower
0.60% 1/15/24 *	1,300,000	1,227,093
1.30% 9/15/25	795,000	705,818
AT&T
1.70% 3/25/26	1,350,000	1,201,752
2.95% 7/15/26	1,250,000	1,149,384

Baidu 1.72% 4/9/26	379,000	335,304
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.50% 2/1/24	1,215,000	$ 1,201,786
4.908% 7/23/25	1,485,000	1,449,416

Crown Castle International 3.15% 7/15/23	400,000	394,766
Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	919,863
Netflix 5.875% 2/15/25	1,250,000	1,250,638
Omnicom Group 3.65% 11/1/24	700,000	682,915
Sprint 7.875% 9/15/23	1,721,000	1,741,428
Thomson Reuters 4.30% 11/23/23	1,269,000	1,260,140
T-Mobile USA 3.75% 4/15/27	2,000,000	1,848,321
TWDC Enterprises 18 7.55% 7/15/93	1,350,000	1,403,485
		16,772,109
Consumer Cyclical — 5.26%
7-Eleven 144A 0.80% 2/10/24 #	1,000,000	946,034
Aptiv 2.396% 2/18/25	1,035,000	966,866
AutoNation 3.50% 11/15/24	525,000	505,381
DR Horton 2.60% 10/15/25	625,000	574,476
Ford Motor Credit
2.70% 8/10/26	550,000	456,852
3.375% 11/13/25	1,355,000	1,199,103

General Motors 4.875% 10/2/23	1,000,000	996,432
General Motors Financial 1.20% 10/15/24	825,000	758,011
GLP Capital 5.375% 11/1/23	280,000	275,520
Hyundai Capital America 144A 1.25% 9/18/23 #	800,000	769,805
Lowe's 4.40% 9/8/25	265,000	261,150
MGM Resorts International 5.75% 6/15/25 *	1,780,000	1,702,872
Nissan Motor 144A 3.043% 9/15/23 #	1,250,000	1,215,848
Nordstrom 2.30% 4/8/24	270,000	251,416
PVH 4.625% 7/10/25	1,500,000	1,439,494
VICI Properties 4.95% 2/15/30 *	75,000	67,938
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	1,850,000	1,762,234
Warnermedia Holdings 144A 3.638% 3/15/25 #	1,690,000	1,602,002
		15,751,434
Consumer Non-Cyclical — 5.51%
AbbVie 2.30% 11/21/22	1,400,000	1,396,702
Bayer US Finance II
144A 2.85% 4/15/25 #	1,260,000	1,178,120
144A 3.875% 12/15/23 #	1,400,000	1,374,449

NQ-IV082 [9/22] 11/22 (2605230)    3

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

CSL Finance 144A 4.05% 4/27/29 #	105,000	$ 96,843
Darling Ingredients 144A 5.25% 4/15/27 #	1,647,500	1,556,200
Diageo Capital 3.50% 9/18/23	1,000,000	988,208
HCA 144A 3.125% 3/15/27 #, *	1,790,000	1,587,162
Keurig Dr Pepper 0.75% 3/15/24	680,000	640,980
McCormick & Co.
0.90% 2/15/26	1,025,000	889,936
3.50% 9/1/23	475,000	469,014

Novartis Capital 3.00% 11/20/25	1,250,000	1,189,616
Royalty Pharma
0.75% 9/2/23	1,800,000	1,724,534
1.20% 9/2/25	1,647,000	1,457,540

Tyson Foods 3.95% 8/15/24	2,000,000	1,959,708
		16,509,012
Electric — 3.16%
Black Hills 1.037% 8/23/24	1,000,000	924,391
Edison International 3.55% 11/15/24	1,300,000	1,249,290
Enel Finance International 144A 4.25% 6/15/25 #, *	295,000	283,472
Eversource Energy 2.90% 3/1/27	225,000	204,496
Fells Point Funding Trust 144A 3.046% 1/31/27 #	210,000	187,368
ITC Holdings 144A 4.95% 9/22/27 #	170,000	166,124
MidAmerican Energy 3.70% 9/15/23	1,045,000	1,039,314
National Rural Utilities Cooperative Finance 1.875% 2/7/25	1,350,000	1,264,911
Southern 0.60% 2/26/24	1,365,000	1,284,977
Virginia Electric and Power 2.75% 3/15/23	2,515,000	2,490,587
Vistra Operations 144A 5.125% 5/13/25 #	385,000	373,250
		9,468,180
Energy — 4.63%
Aker BP 144A 2.875% 1/15/26 #	1,325,000	1,204,780
Cheniere Corpus Christi Holdings 7.00% 6/30/24	500,000	508,824
ConocoPhillips 2.40% 3/7/25	1,060,000	1,003,728
Eastern Energy Gas Holdings 3.55% 11/1/23	1,235,000	1,217,355
Enbridge 2.50% 2/14/25	820,000	771,017
Energy Transfer 4.25% 4/1/24	1,132,000	1,108,704
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,338,030	1,218,049
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	$ 1,315,362
HF Sinclair 144A 2.625% 10/1/23 #, *	1,075,000	1,040,932
Kinder Morgan Energy Partners 3.45% 2/15/23	1,000,000	995,516
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,697,394
Plains All American Pipeline 3.85% 10/15/23	1,800,000	1,775,194
		13,856,855
Finance Companies — 1.28%
AerCap Ireland Capital DAC 1.65% 10/29/24	2,000,000	1,828,952
Aviation Capital Group 144A 4.375% 1/30/24 #	1,000,000	967,742
Avolon Holdings Funding 144A 4.25% 4/15/26 #	400,000	359,109
Park Aerospace Holdings 144A 5.50% 2/15/24 #	700,000	685,746
		3,841,549
Financials — 4.06%
Barclays 5.501% 8/9/28 μ	200,000	187,695
Citigroup 5.61% 9/29/26 μ	175,000	174,156
Citizens Bank 4.119% 5/23/25 μ	1,460,000	1,432,818
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	340,000	316,616
Huntington National Bank 4.008% 5/16/25 μ	840,000	823,266
JPMorgan Chase & Co.
4.08% 4/26/26 μ	4,090,000	3,940,486
4.851% 7/25/28 μ	225,000	216,273

KeyBank 4.15% 8/8/25	835,000	810,029
KeyCorp 3.878% 5/23/25 μ	730,000	711,318
UBS Group 144A 4.703% 8/5/27 #, μ	225,000	213,532
US Bancorp 4.548% 7/22/28 μ	545,000	525,676
Wells Fargo & Co.
3.908% 4/25/26 μ	2,620,000	2,505,958
4.808% 7/25/28 μ	310,000	295,975
		12,153,798
Insurance — 4.62%
Anthem 3.35% 12/1/24	2,000,000	1,925,093
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	776,197
144A 0.95% 1/8/24 #	1,750,000	1,648,379

Highmark 144A 1.45% 5/10/26 #	1,375,000	1,215,743

4    NQ-IV082 [9/22] 11/22 (2605230)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	$ 1,780,410
Met Tower Global Funding 144A 3.70% 6/13/25 #	1,280,000	1,235,543
Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #	1,250,000	1,219,094
Principal Life Global Funding II 144A 0.75% 4/12/24 #	800,000	747,128
Protective Life Global Funding
144A 0.631% 10/13/23 #, *	750,000	719,891
144A 1.618% 4/15/26 #	1,350,000	1,196,819

Reliance Standard Life Global Funding II 144A 2.15% 1/21/23 #	1,400,000	1,388,491
		13,852,788
Real Estate Investment Trusts — 2.66%
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	3,545,000	3,520,398
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,015,553
144A 2.836% 1/15/50 #	1,621,000	1,516,510
Series 3.869 10/08/24 144A 3.869% 10/8/49 #, φ, ~	2,000,000	1,934,090
		7,986,551
Technology — 4.68%
Advanced Micro Devices 2.95% 6/1/24	2,575,000	2,510,008
Apple 3.00% 2/9/24	355,000	348,897
Fidelity National Information Services 4.70% 7/15/27 *	1,460,000	1,407,528
Fortinet 1.00% 3/15/26	1,095,000	943,441
Infor 144A 1.45% 7/15/23 #	877,000	846,500
Leidos 2.95% 5/15/23	1,870,000	1,847,865
Microchip Technology 0.983% 9/1/24	1,850,000	1,704,399
S&P Global 144A 2.45% 3/1/27 #	740,000	664,357
Seagate HDD Cayman 4.75% 6/1/23	650,000	641,855
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,327,999
144A 5.625% 11/1/24 #	355,000	353,459

TSMC Global 144A 1.25% 4/23/26 #, *	1,500,000	1,317,717
Workday
3.50% 4/1/27 *	50,000	46,323
3.70% 4/1/29	75,000	67,355
		14,027,703
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 0.32%
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29	371,000	$ 322,604
Penske Truck Leasing 144A 4.40% 7/1/27 #	670,000	629,461
		952,065
Utilities — 0.46%
Sempra Energy 3.30% 4/1/25	1,145,000	1,090,653
Southern California Gas 2.95% 4/15/27	305,000	278,807
		1,369,460
Total Corporate Bonds (cost $199,411,907)		187,289,949

Non-Agency Asset-Backed Securities — 3.54%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	830,000	823,217
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	1,350,000	1,228,821
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	3,000,000	2,674,094
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	1,600,000	1,514,825
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	1,800,000	1,732,839
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	1,350,000	1,250,424
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,400,000	1,373,169
Total Non-Agency Asset-Backed Securities (cost $11,066,310)		10,597,389

Supranational Bank — 0.16%
Corp Andina de Fomento 2.375% 5/12/23	500,000	493,669
Total Supranational Bank (cost $499,763)		493,669

US Treasury Obligations — 11.70%
US Treasury Notes
2.875% 5/15/25	12,110,000	11,655,402
3.125% 8/31/27 *	5,565,000	5,338,922

NQ-IV082 [9/22] 11/22 (2605230)    5

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.25% 6/30/27	18,730,000	$ 18,054,695
Total US Treasury Obligations (cost $36,666,517)		35,049,019
Total Value of Securities Before Securities Lending Collateral—97.47% (cost $308,072,292)		291,912,447
	Number of shares
Securities Lending Collateral — 2.44%
Money Market Mutual Fund — 2.44%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	7,305,285	7,305,285
Total Securities Lending Collateral (cost $7,305,285)		7,305,285

Total Value of Securities—99.91% (cost $315,377,577)		299,217,732■
Obligation to Return Securities Lending Collateral — (2.44%)		(7,305,285)
Receivables and Other Assets Net of Liabilities — 2.53%★		7,589,684
Net Assets Applicable to 66,036,506 Shares Outstanding—100.00%		$299,502,131
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $109,870,949, which represents 36.68% of the Portfolio's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at September 30, 2022 through maturity date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2022.
■	Includes $14,458,070 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,609,433.
★	Includes $287,162 cash collateral held at broker for futures contracts as of September 30, 2022.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
253	US Treasury 2 yr Notes	$51,963,828	$52,811,048	12/30/22	$—	$(847,220)	$(37,555)
(14)	US Treasury 5 yr Notes	(1,505,109)	(1,556,921)	12/30/22	51,812	—	28,422
Total Futures Contracts			$51,254,127		$51,812	$(847,220)	$(9,133)
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Portfolio’s net assets.
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(Unaudited)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
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